BUSINESS COMBINATIONS - Plan of Merger (Details)			12 Months Ended
	Jul. 12, 2024 USD ($) $ / shares shares	Jul. 11, 2024 USD ($) D	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares
BUSINESS COMBINATIONS
Deferred underwriting fees payable		$ 3,700,000
Cash payable in discharge of underwriting fee		$ 500,000
Threshold days for payment of cash to underwriter | D		30
Principal amount	$ 3,800,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Preferred shares, par value (in dollars per share) | $ / shares	0.0001				$ 0.0001
Additional paid-in-capital			$ 1,307,000		$ 11,425,000
Monterey Capital Acquisition Corporation
BUSINESS COMBINATIONS
Deferred underwriting fees payable			$ 3,680,000	$ 3,680,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Business combination costs			$ 1,200,000	$ 600,000
Additional paid-in-capital	$ 3,200,000
Offering costs incurred	2,500,000
Funds held under reinsurance agreements asset	79,600,000
Proceeds from time deposits accepted	200,000
Pay redeeming shareholders	41,700,000
Professional fees	200,000
Accordance with the forward purchase agreement	$ 37,600,000
Chronos Merger Sub, Inc. | Monterey Capital Acquisition Corporation
BUSINESS COMBINATIONS
Number of shares issued as merger consideration | shares	14,500,000
Chronos Merger Sub, Inc. | Monterey Capital Acquisition Corporation | Maximum
BUSINESS COMBINATIONS
Business combination costs	$ 8,000,000